Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Right-of-Use Asset, Amortization, Net Book Value And Lease Liability	Therefore, the disclosures below for the Group’s right-of-use assets relate only to buildings.

Right-of-use asset	$’000
Cost
Balance at January 1, 2020	6,501
Additions to right-of-use-assets	2,300
Reclassification to assets held for sale	(872)
Effect of change in foreign currency	228
Balance at December 31, 2020	8,157
Balance at January 1, 2021	8,157
Additions to right-of-use-assets	11,399
Disposals	(4,291)
Effect of change in foreign currency	(166)
Balance at December 31, 2021	15,099
Amortization
Balance at January 1, 2020	1,272
Amortization charge for the year	2,430
Reclassification to assets held for sale	(243)
Effect of change in foreign currency	184
Balance at December 31, 2020	3,643
Balance at January 1, 2021	3,643
Amortization charge for the year	3,929
Disposals	(4,291)
Effect of change in foreign currency	(25)
Balance at December 31, 2021	3,256
Net book value
Balance at January 1, 2020	5,229
Balance at December 31, 2020 and January 1, 2021	4,514
Balance at December 31, 2021	11,843

Lease liability	$’000
Balance at January 1, 2020	3,583
Additions to lease liabilities	2,362
Interest expense on lease liabilities(i)	572
Payments on leases	(1,541)
Reclassification to liabilities associated with the assets held for sale	(607)
Effect of change in foreign currency	130
Balance at December 31, 2020	4,499
Balance at January 1, 2021	4,499
Additions to lease liabilities	11,826
Interest expense on lease liabilities(i)	617
Payments on leases	(4,156)
Reclassification to liabilities associated with the assets held for sale	—
Effect of change in foreign currency	(154)
Balance at December 31, 2021	12,632
(i)	Interest paid on lease liabilities are presented within cash flows from financing activities.

Schedule of Recognized in the Consolidated Statement of Profit and Loss

The following amounts have been recognized in the Consolidated Statement of Profit and Loss for which the Group is a lessee:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Depreciation expense on right-of-use assets	3,929	2,430	1,272
Interest expense on lease liabilities	617	572	265
Expenses relating to short term leases	2,489	4,756	6,127
Profit and loss impact	7,035	7,758	7,664

Schedule of Undiscounted Maturities of Lease Liabilities

The following table provides the undiscounted maturities of lease liabilities:

	As of December 31,
	2021	2020
	$’000	$’000
Less than one year	4,595	2,348
One to two years	5,612	684
Two to three years	4,290	598
Three to four years	362	572
Four to five years	371	375
More than five years	705	1,282
Total	15,935	5,859